Supplement to the

Fidelity® California AMT Tax-Free Money Market Fund

Institutional Class (FSBXX) and Service Class (FSSXX)

A Fund of California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
The fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
CAM-CAMSB-14-01  December 16, 2014
1.872060.109

Supplement to the

Fidelity® California AMT Tax-Free Money Market Fund (FSPXX) and Fidelity California Municipal Money Market Fund (FCFXX)

Fidelity California AMT Tax-Free Money Market Fund is a Class of shares of Fidelity California AMT Tax-Free Money Market Fund

Funds of Fidelity California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity California AMT Tax-Free Money Market Fund	none	none
Fidelity California Municipal Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity California AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity California Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity California AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity California Municipal Money Market Fund	none	none	$1 - $10,000	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
CMSB-14-01  December 16, 2014
1.475748.124